Retirement benefit plans - Summary of Approach Used to Set the Key IAS 19 Assumptions, Footnotes (Detail)	12 Months Ended
Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Estimated % impact of aligning RPI with CPIH reflected in the value of RPI-linked assets	60.00%
Mortality Projections model, long-term improvement parameter, per year	1.25%
BTPS | Retail Price Index
Disclosure of defined benefit plans [line items]
Inflation risk premium	0.02%